Revenue from Related Parties and Services Purchased from Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Revenue from related parties	$ 7,514	$ 6,948	$ 5,909
Receipts of payments from related parties	37,057	8,883	5,147
Payments made to related parties	21,658	5,494	1,118
Chongqing Changhui Culture Co., Ltd.
Related Party Transaction [Line Items]
Revenue from related parties	114	1,107
Receipts of payments from related parties	8,114	5,626
Aegis Media
Related Party Transaction [Line Items]
Revenue from related parties	6,923	5,841	5,909
Receipts of payments from related parties	28,867	3,257	5,147
Payments made to related parties	21,615	5,109	1,118
Wasu Digital Co., Ltd.
Related Party Transaction [Line Items]
Revenue from related parties	477
Receipts of payments from related parties	76
Payments made to related parties	$ 43	$ 385